EATON VANCE MUNICIPALS TRUST The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust (the “Registrant”) (1933 Act File No. 33-572) certifies (a) that the form of the prospectus and statement of additional information dated February 1, 2008 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 113 (“Amendment No. 113”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 113 was filed electronically with the U.S. Securities and Exchange Commission (Accession No. 0000940394-08-000065) on January 25, 2008:

Eaton Vance National Municipals Fund

EATON VANCE MUNICIPALS TRUST

By: /s/ Maureen A. Gemma
Maureen A. Gemma, Secretary

Date: February 1, 2008